UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 03999

John Hancock Investment Trust II

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	October 31
Date of reporting period:	October 31, 2021

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared two annual reports to shareholders for the period ended October 31, 2021. The first report applies to John Hancock Financial Industries Fund and the second report applies to John Hancock Regional Bank Fund.

Annual report
John Hancock
Financial Industries Fund
U.S. equity
October 31, 2021

A message to shareholders
Dear shareholder,
U.S. stocks notched a strong advance during the 12 months ended October 31, 2021, as better-than-expected corporate earnings reports and continued economic recovery outweighed concerns over inflation, supply chain disruptions, and the spread of the highly infectious Delta variant of COVID-19. In addition, broadening authorization for COVID-19 vaccinations aided prospects for a return to more normal economic activities, offsetting concern over slowing economic momentum and wrangling in Washington over proposed spending bills.
As new variants of COVID-19 emerge, the markets could get increasingly volatile and economic disruptions may occur. In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Financial Industries Fund

2	Your fund at a glance
4	Manager’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
13	Financial statements
16	Financial highlights
21	Notes to financial statements
32	Report of independent registered public accounting firm
33	Tax information
34	Evaluation of advisory and subadvisory agreements by the Board of Trustees
41	Trustees and Officers
45	More information
ANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/2021 (%)

The S&P 500 Financials Index tracks the performance of publicly traded large-cap financial companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

A new phase of the pandemic brings economic healing and a rally for financials
Most financials sector stocks generated sharply positive returns as the economy began to recover from the shock of the COVID-19 pandemic, bolstered by massive fiscal and monetary stimulus.
The fund underperformed its benchmark
Although the fund’s return was positive, it underperformed its benchmark, the S&P 500 Financials Index.
Fund performance varied across financials sector industries
The fund’s exposure to finance-related information technology services companies and banks weighed on relative performance.
INDUSTRY COMPOSITION AS OF 10/31/2021 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	3

Manager’s discussion of fund performance
How would you describe economic and market conditions during the 12 months ended October 31, 2021?
In the wake of the shock triggered by the COVID-19 pandemic in early 2020, the economy was in recovery mode throughout the period. Massive fiscal and monetary stimulus measures implemented in response to the pandemic helped to fuel this recovery, and the development and deployment of vaccines helped the U.S. labor market to begin healing, producing strong jobs growth. A $1.9 trillion congressional stimulus package approved in March 2021 bolstered consumer confidence and wallets, further aiding the outlook for growth. However, the subsequent spread of the coronavirus’ highly contagious Delta variant prompted a more measured lifting of economic restrictions in some regions, slowing the pace of recovery and weighing on financial markets. Supply chain disruptions in many segments of the economy also weighed on the growth outlook, driving consumer prices higher and fueling expectations that accommodative monetary policies would need to be tightened to address concerns about excessive inflation.
Despite these issues, the strong overall recovery helped to fuel favorable investor sentiment for stocks—especially for the financials sector, which outperformed the broader market, as measured by the stronger return of the fund’s benchmark compared with the broad-based S&P 500 Index’s result. Within financials, the consumer finance and banking industries posted the strongest results. Diversified
TOP 10 HOLDINGS AS OF 10/31/2021 (% of net assets)
SVB Financial Group	3.7
Bank of America Corp.	3.2
Ameriprise Financial, Inc.	2.8
East West Bancorp, Inc.	2.8
KeyCorp	2.7
Morgan Stanley	2.7
American International Group, Inc.	2.7
Citizens Financial Group, Inc.	2.6
Western Alliance Bancorp	2.6
KKR & Company, Inc.	2.6
TOTAL	28.4
Cash and cash equivalents are not included.
4	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | ANNUAL REPORT

financial services companies and insurance generated the weakest returns, although these industries nevertheless rose sharply in a strong overall market.
How did the fund perform?
Although the fund posted a positive return, it underperformed its benchmark. In terms of allocation, the fund’s exposure to finance-related information technology services companies was a key detractor from relative performance. One example was a position in Visa, Inc., as shares of the global payments technology company underperformed. In the insurance industry, positions in specialty insurers Kinsale Capital Group, Inc. and Palomar Holdings, Inc. also had a significantly negative impact. We sold the fund’s holdings in Kinsale Capital and Palomar Holdings prior to period end.
On the positive side, holdings in diversified financial services and capital markets were key contributors to relative performance. The fund’s underweight in Berkshire Hathaway, Inc. had a positive impact, as the conglomerate holding company underperformed by a wide margin. In capital markets, a position in The Blackstone Group, Inc., a private equity firm, was beneficial. We trimmed the fund’s holdings in Blackstone during the period.
Within banks—the largest industry within the financials sector—the fund’s lack of exposure to Wells Fargo & Company had a negative impact on relative results, as its shares outperformed by a wide margin. A position in Western Alliance Bancorp was among the major contributors. The Arizona-based bank continued to post some of the strongest loan growth in the industry.
How was the fund positioned at period end?
The fund was overweight in banks, as we view U.S. banks as undervalued relative to the industry’s history and relative to the overall market. It was underweight in capital markets and in diversified financial services.
MANAGED BY

Susan A. Curry
Ryan P. Lentell, CFA
The views expressed in this report are exclusively those of Susan A. Curry and Ryan P. Lentell, CFA, Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A	50.27	13.86	13.75	91.38	262.78
Class C	56.01	14.16	13.52	93.92	255.26
Class I1,2	58.63	15.32	14.49	103.97	287.05
Class R6[1,2]	58.71	15.38	14.52	104.52	287.87
Class NAV[1,2]	58.83	15.45	14.72	105.12	294.94
Index 1†	72.14	17.75	16.26	126.40	351.18
Index 2†	42.91	18.93	16.21	137.90	349.39
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.28	1.98	0.98	0.86	0.85
Net (%)	1.27	1.97	0.97	0.85	0.84
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the S&P 500 Financials Index; Index 2 is the S&P 500 Index.
See the following page for footnotes.
6	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Financial Industries Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C3	10-31-11	35,526	35,526	45,118	44,939
Class I1,2	10-31-11	38,705	38,705	45,118	44,939
Class R6[1,2]	10-31-11	38,787	38,787	45,118	44,939
Class NAV[1,2]	10-31-11	39,494	39,494	45,118	44,939
The S&P 500 Financials Index tracks the performance of publicly traded large-cap financial companies in the United States.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]	Class I, Class R6, and Class NAV shares were first offered on 9/9/16, 8/30/17, and 7/12/13, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2021, with the same investment held until October 31, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on May 1, 2021, with the same investment held until October 31, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 5-1-2021	Ending value on 10-31-2021	Expenses paid during period ended 10-31-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,089.50	$6.37	1.21%
	Hypothetical example	1,000.00	1,019.10	6.16	1.21%
Class C	Actual expenses/actual returns	1,000.00	1,085.00	10.14	1.93%
	Hypothetical example	1,000.00	1,015.50	9.80	1.93%
Class I	Actual expenses/actual returns	1,000.00	1,090.50	4.90	0.93%
	Hypothetical example	1,000.00	1,020.50	4.74	0.93%
Class R6	Actual expenses/actual returns	1,000.00	1,091.00	4.37	0.83%
	Hypothetical example	1,000.00	1,021.00	4.23	0.83%
Class NAV	Actual expenses/actual returns	1,000.00	1,091.40	4.32	0.82%
	Hypothetical example	1,000.00	1,021.10	4.18	0.82%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	9

Fund’s investments
AS OF 10-31-21
	Shares	Value
Common stocks 98.4%		$783,835,974
(Cost $506,246,580)
Financials 92.0%		732,896,543
Banks 49.5%
1st Source Corp.	89,414	4,316,908
American Business Bank (A)	116,134	4,871,821
Ameris Bancorp	148,275	7,768,127
Atlantic Union Bankshares Corp.	208,043	7,462,502
Bank of America Corp.	530,759	25,359,664
Bank of Marin Bancorp	139,602	5,320,232
BayCom Corp. (A)	156,020	2,947,218
Business First Bancshares, Inc.	139,827	3,730,584
California BanCorp (A)	115,306	2,052,447
Cambridge Bancorp	69,891	6,416,693
Central Valley Community Bancorp	83,749	1,786,366
Citizens Community Bancorp, Inc.	80,785	1,098,676
Citizens Financial Group, Inc.	443,838	21,029,044
Close Brothers Group PLC	358,539	7,062,701
Coastal Financial Corp. (A)	119,778	4,557,553
East West Bancorp, Inc.	276,173	21,950,230
Evans Bancorp, Inc.	69,113	2,761,064
Farmers & Merchants Bancorp, Inc.	33,997	862,844
Fifth Third Bancorp	100,166	4,360,226
First Horizon Corp.	673,145	11,423,271
First Merchants Corp.	163,917	6,815,669
German American Bancorp, Inc.	40,575	1,599,467
Glacier Bancorp, Inc.	73,961	4,089,304
HBT Financial, Inc.	173,679	3,131,432
Heritage Commerce Corp.	172,227	2,065,002
Heritage Financial Corp.	55,066	1,367,839
JPMorgan Chase & Co.	105,049	17,846,775
KeyCorp	937,385	21,812,949
Landmark Bancorp, Inc.	29,804	853,587
Level One Bancorp, Inc.	66,865	2,100,230
Limestone Bancorp, Inc. (A)	21,114	385,331
Live Oak Bancshares, Inc.	99,295	8,855,128
Metrocity Bankshares, Inc.	63,620	1,495,070
Mid Penn Bancorp, Inc.	55,918	1,566,822
Nicolet Bankshares, Inc. (A)	87,524	6,292,100
Nordea Bank ABP	904,364	11,075,581
Pacific Premier Bancorp, Inc.	47,627	1,999,858
Pinnacle Financial Partners, Inc.	207,178	20,007,179
Popular, Inc.	77,865	6,341,326
10	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Shore Bancshares, Inc.	44,814	$828,163
Southern First Bancshares, Inc. (A)	52,180	2,810,937
Stock Yards Bancorp, Inc.	146,092	8,948,135
SVB Financial Group (A)	41,420	29,714,708
Synovus Financial Corp.	420,045	19,569,897
The First Bancshares, Inc.	78,506	3,159,867
TriCo Bancshares	211,447	9,267,722
U.S. Bancorp	259,844	15,686,782
Univest Financial Corp.	115,508	3,315,080
Western Alliance Bancorp	181,075	21,020,997
Zions Bancorp NA	211,278	13,308,401
Capital markets 17.5%
Ameriprise Financial, Inc.	75,264	22,739,512
Ares Management Corp., Class A	221,533	18,772,706
BlackRock, Inc.	4,465	4,212,549
Brookfield Asset Management, Inc., Class A	313,715	18,945,249
KKR & Company, Inc.	260,264	20,735,233
Morgan Stanley	210,863	21,672,499
Onex Corp.	156,277	11,646,273
The Blackstone Group, Inc.	127,823	17,693,260
Tradeweb Markets, Inc., Class A	36,260	3,230,766
Consumer finance 6.2%
American Express Company	110,830	19,260,037
Capital One Financial Corp.	122,245	18,462,662
Discover Financial Services	103,609	11,740,972
Diversified financial services 1.9%
Berkshire Hathaway, Inc., Class B (A)	27,011	7,752,427
Eurazeo SE	80,018	7,500,391
Insurance 15.7%
American International Group, Inc.	363,429	21,475,020
Arthur J. Gallagher & Company	94,013	15,763,160
Brown & Brown, Inc.	171,484	10,822,355
Chubb, Ltd.	52,840	10,323,879
Markel Corp. (A)	9,160	12,028,271
Marsh & McLennan Companies, Inc.	120,705	20,133,594
The Hartford Financial Services Group, Inc.	252,801	18,436,777
Unum Group	627,137	15,973,179
Thrifts and mortgage finance 1.2%
ESSA Bancorp, Inc.	49,255	800,394
OP Bancorp	163,092	1,807,059
Premier Financial Corp.	181,009	5,770,567
Timberland Bancorp, Inc.	26,243	728,243
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	11

	Shares	Value
Information technology 3.3%		$26,285,089
IT services 1.8%
Visa, Inc., Class A	34,318	7,267,523
WEX, Inc. (A)	45,464	6,805,961
Software 1.5%
AvidXchange Holdings, Inc. (A)(B)	107,812	2,396,661
Bill.com Holdings, Inc. (A)	33,349	9,814,944
Real estate 3.1%		24,654,342
Equity real estate investment trusts 2.5%
Prologis, Inc.	81,394	11,798,874
Rexford Industrial Realty, Inc.	119,150	8,006,880
Real estate management and development 0.6%
VGP NV	18,747	4,848,588

	Yield (%)	Shares	Value
Short-term investments 1.4%			$11,071,158
(Cost $11,071,200)
Short-term funds 0.3%			2,179,158
John Hancock Collateral Trust (C)	0.0370(D)	217,794	2,179,158

	Par value^	Value
Repurchase agreement 1.1%		8,892,000

Repurchase Agreement with State Street Corp. dated 10-29-21 at 0.000% to be repurchased at $8,892,000 on 11-1-21, collateralized by $8,576,300 U.S. Treasury Notes, 2.500% due 5-15-24 (valued at $9,069,918)	8,892,000	8,892,000

Total investments (Cost $517,317,780) 99.8%	$794,907,132
Other assets and liabilities, net 0.2%	1,808,332
Total net assets 100.0%	$796,715,464

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 10-31-21.
At 10-31-21, the aggregate cost of investments for federal income tax purposes was $523,785,377. Net unrealized appreciation aggregated to $271,121,755, of which $276,498,751 related to gross unrealized appreciation and $5,376,996 related to gross unrealized depreciation.
12	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-21

Assets
Unaffiliated investments, at value (Cost $515,138,580) including $2,129,280 of securities loaned	$792,727,974
Affiliated investments, at value (Cost $2,179,200)	2,179,158
Total investments, at value (Cost $517,317,780)	794,907,132
Cash	550
Foreign currency, at value (Cost $254)	252
Dividends receivable	1,406,232
Receivable for fund shares sold	121,493
Receivable for investments sold	3,822,584
Receivable for securities lending income	1,735
Other assets	48,843
Total assets	800,308,821
Liabilities
Payable for investments purchased	1,028,236
Payable for fund shares repurchased	59,936
Payable upon return of securities loaned	2,179,200
Payable to affiliates
Accounting and legal services fees	43,879
Transfer agent fees	35,982
Distribution and service fees	71,412
Other liabilities and accrued expenses	174,712
Total liabilities	3,593,357
Net assets	$796,715,464
Net assets consist of
Paid-in capital	$378,846,668
Total distributable earnings (loss)	417,868,796
Net assets	$796,715,464

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($317,899,347 ÷ 13,126,913 shares)[1]	$24.22
Class C ($15,333,302 ÷ 714,967 shares)[1]	$21.45
Class I ($47,217,905 ÷ 1,950,356 shares)	$24.21
Class R6 ($1,850,582 ÷ 76,356 shares)	$24.24
Class NAV ($414,414,328 ÷ 17,104,137 shares)	$24.23
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$25.49

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	13

STATEMENT OF OPERATIONS For the year ended 10-31-21

Investment income
Dividends	$14,179,585
Interest	37,206
Securities lending	658
Less foreign taxes withheld	(385,230)
Total investment income	13,832,219
Expenses
Investment management fees	5,595,419
Distribution and service fees	888,398
Accounting and legal services fees	114,109
Transfer agent fees	383,161
Trustees’ fees	11,932
Custodian fees	100,215
State registration fees	78,457
Printing and postage	39,590
Professional fees	77,585
Other	39,715
Total expenses	7,328,581
Less expense reductions	(63,631)
Net expenses	7,264,950
Net investment income	6,567,269
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	152,339,775
Affiliated investments	81
Forward foreign currency contracts	(3,139,610)
149,200,246
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	162,463,197
Affiliated investments	(13)
Forward foreign currency contracts	(521,650)
161,941,534
Net realized and unrealized gain	311,141,780
Increase in net assets from operations	$317,709,049
14	JOHN HANCOCK Financial Industries Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-21	Year ended 10-31-20
Increase (decrease) in net assets
From operations
Net investment income	$6,567,269	$6,845,279
Net realized gain	149,200,246	29,258,760
Change in net unrealized appreciation (depreciation)	161,941,534	(90,122,563)
Increase (decrease) in net assets resulting from operations	317,709,049	(54,018,524)
Distributions to shareholders
From earnings
Class A	(12,944,779)	(19,342,491)
Class B	—	(107,328)[1]
Class C	(808,614)	(1,774,926)
Class I	(1,388,367)	(3,381,053)
Class R6	(83,629)	(81,731)
Class NAV	(20,258,040)	(31,079,593)
Total distributions	(35,483,429)	(55,767,122)
From fund share transactions	(63,591,546)	(64,533,911)
Total increase (decrease)	218,634,074	(174,319,557)
Net assets
Beginning of year	578,081,390	752,400,947
End of year	$796,715,464	$578,081,390

[1]	Share class was redesignated during the year. Refer to Note 6 for further details.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	15

Financial highlights
CLASS A SHARES Period ended	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$16.15	$19.34	$18.97	$21.12	$16.97
Net investment income[1]	0.15	0.15	0.22	0.19	0.34
Net realized and unrealized gain (loss) on investments	8.92	(1.89)	1.37	(0.69)	5.11
Total from investment operations	9.07	(1.74)	1.59	(0.50)	5.45
Less distributions
From net investment income	(0.23)	(0.24)	(0.14)	(0.43)	(0.15)
From net realized gain	(0.77)	(1.21)	(1.08)	(1.22)	(1.15)
Total distributions	(1.00)	(1.45)	(1.22)	(1.65)	(1.30)
Net asset value, end of period	$24.22	$16.15	$19.34	$18.97	$21.12
Total return (%)[2,3]	58.18	(10.06)	9.55	(2.78)	32.93
Ratios and supplemental data
Net assets, end of period (in millions)	$318	$211	$261	$278	$343
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21	1.23	1.21	1.22	1.21
Expenses including reductions	1.20	1.22	1.21	1.21	1.20
Net investment income	0.70	0.90	1.20	0.92	1.75
Portfolio turnover (%)	64	40	28	23	24

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
16	JOHN HANCOCK Financial Industries Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$14.39	$17.39	$17.17	$19.26	$15.59
Net investment income (loss)[1]	(0.01)	0.02	0.08	0.04	0.19
Net realized and unrealized gain (loss) on investments	7.95	(1.70)	1.22	(0.62)	4.66
Total from investment operations	7.94	(1.68)	1.30	(0.58)	4.85
Less distributions
From net investment income	(0.11)	(0.11)	—	(0.29)	(0.03)
From net realized gain	(0.77)	(1.21)	(1.08)	(1.22)	(1.15)
Total distributions	(0.88)	(1.32)	(1.08)	(1.51)	(1.18)
Net asset value, end of period	$21.45	$14.39	$17.39	$17.17	$19.26
Total return (%)[2,3]	57.01	(10.82)	8.75	(3.46)	31.92
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$14	$23	$30	$43
Ratios (as a percentage of average net assets):
Expenses before reductions	1.95	1.98	1.96	1.95	1.95
Expenses including reductions	1.94	1.97	1.95	1.94	1.94
Net investment income (loss)	(0.04)	0.16	0.47	0.21	1.03
Portfolio turnover (%)	64	40	28	23	24

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	17

CLASS I SHARES Period ended	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$16.13	$19.33	$18.98	$21.14	$16.98
Net investment income[1]	0.21	0.20	0.27	0.24	0.39
Net realized and unrealized gain (loss) on investments	8.91	(1.90)	1.34	(0.69)	5.12
Total from investment operations	9.12	(1.70)	1.61	(0.45)	5.51
Less distributions
From net investment income	(0.27)	(0.29)	(0.18)	(0.49)	(0.20)
From net realized gain	(0.77)	(1.21)	(1.08)	(1.22)	(1.15)
Total distributions	(1.04)	(1.50)	(1.26)	(1.71)	(1.35)
Net asset value, end of period	$24.21	$16.13	$19.33	$18.98	$21.14
Total return (%)[2]	58.63	(9.92)	9.87	(2.57)	33.34
Ratios and supplemental data
Net assets, end of period (in millions)	$47	$21	$44	$41	$39
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95	0.98	0.96	0.96	0.94
Expenses including reductions	0.94	0.97	0.96	0.95	0.93
Net investment income	0.97	1.18	1.46	1.18	1.97
Portfolio turnover (%)	64	40	28	23	24

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
18	JOHN HANCOCK Financial Industries Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17[1]
Per share operating performance
Net asset value, beginning of period	$16.15	$19.34	$18.99	$21.14	$19.58
Net investment income[2]	0.23	0.20	0.28	0.29	0.05
Net realized and unrealized gain (loss) on investments	8.92	(1.87)	1.35	(0.71)	1.51
Total from investment operations	9.15	(1.67)	1.63	(0.42)	1.56
Less distributions
From net investment income	(0.29)	(0.31)	(0.20)	(0.51)	—
From net realized gain	(0.77)	(1.21)	(1.08)	(1.22)	—
Total distributions	(1.06)	(1.52)	(1.28)	(1.73)	—
Net asset value, end of period	$24.24	$16.15	$19.34	$18.99	$21.14
Total return (%)[3]	58.71	(9.77)	9.99	(2.42)	7.97[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$1	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84	0.86	0.85	0.85	0.85[6]
Expenses including reductions	0.84	0.85	0.85	0.84	0.84[6]
Net investment income	1.09	1.26	1.54	1.44	1.54[6]
Portfolio turnover (%)	64	40	28	23	24[7]

[1]	The inception date for Class R6 shares is 8-30-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 11-1-16 to 10-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	19

CLASS NAV SHARES Period ended	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$16.14	$19.34	$18.98	$21.14	$16.99
Net investment income[1]	0.23	0.21	0.29	0.27	0.42
Net realized and unrealized gain (loss) on investments	8.92	(1.89)	1.36	(0.70)	5.10
Total from investment operations	9.15	(1.68)	1.65	(0.43)	5.52
Less distributions
From net investment income	(0.29)	(0.31)	(0.21)	(0.51)	(0.22)
From net realized gain	(0.77)	(1.21)	(1.08)	(1.22)	(1.15)
Total distributions	(1.06)	(1.52)	(1.29)	(1.73)	(1.37)
Net asset value, end of period	$24.23	$16.14	$19.34	$18.98	$21.14
Total return (%)[2]	58.83	(9.81)	10.02	(2.41)	33.38
Ratios and supplemental data
Net assets, end of period (in millions)	$414	$330	$422	$463	$532
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83	0.85	0.84	0.84	0.83
Expenses including reductions	0.83	0.84	0.83	0.83	0.83
Net investment income	1.08	1.27	1.59	1.30	2.14
Portfolio turnover (%)	64	40	28	23	24

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
20	JOHN HANCOCK Financial Industries Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Financial Industries Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the
ANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	21

NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2021, by major security category or type:
	Total value at 10-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Financials
Banks	$394,469,509	$376,331,227	$18,138,282	—
Capital markets	139,648,047	139,648,047	—	—
Consumer finance	49,463,671	49,463,671	—	—
Diversified financial services	15,252,818	7,752,427	7,500,391	—
Insurance	124,956,235	124,956,235	—	—
Thrifts and mortgage finance	9,106,263	9,106,263	—	—
Information technology
IT services	14,073,484	14,073,484	—	—
Software	12,211,605	12,211,605	—	—
Real estate
Equity real estate investment trusts	19,805,754	19,805,754	—	—
Real estate management and development	4,848,588	—	4,848,588	—
Short-term investments	11,071,158	2,179,158	8,892,000	—
Total investments in securities	$794,907,132	$755,527,871	$39,379,261	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the
22	JOHN HANCOCK Financial Industries Fund | ANNUAL REPORT

benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation
ANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	23

from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of October 31, 2021, the fund loaned securities valued at $2,129,280 and received $2,179,200 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended October 31, 2021, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2021 were $7,951.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
24	JOHN HANCOCK Financial Industries Fund | ANNUAL REPORT

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2021 and 2020 was as follows:
	October 31, 2021	October 31, 2020
Ordinary income	$9,078,026	$10,444,309
Long-term capital gains	26,405,403	45,322,813
Total	$35,483,429	$55,767,122
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2021, the components of distributable earnings on a tax basis consisted of $29,415,126 of undistributed ordinary income and $117,333,048 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the
ANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	25

agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended October 31, 2021, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging up to $95.6 million as measured at each quarter end. There were no open forward foreign currency contracts as of October 31, 2021.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2021:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$(3,139,610)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2021:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$(521,650)
26	JOHN HANCOCK Financial Industries Fund | ANNUAL REPORT

Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the ﬁrst $250 million of the fund’s aggregate average daily net assets, (b) 0.775% of the next $250 million of the fund’s aggregate average daily net assets, (c) 0.750% of the next $500 million of the fund’s aggregate average daily net assets; and (d) 0.725% of the fund’s aggregate average daily net assets in excess of $1 billion. Aggregate net assets include the net assets of the fund and Financial Industries Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$24,673
Class C	1,334
Class I	3,229
Class	Expense reduction
Class R6	$138
Class NAV	34,257
Total	$63,631

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2021, were equivalent to a net annual effective rate of 0.76% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2021, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
ANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	27

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $99,992 for the year ended October 31, 2021. Of this amount, $16,284 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $83,708 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2021, CDSCs received by the Distributor amounted to $60 and $926 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$735,433	$323,444
Class C	152,965	17,624
Class I	—	41,941
Class R6	—	152
Total	$888,398	$383,161
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
28	JOHN HANCOCK Financial Industries Fund | ANNUAL REPORT

Note 6—Fund share transactions
Transactions in fund shares for the years ended October 31, 2021 and 2020 were as follows:
	Year Ended 10-31-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	825,836	$17,197,238	828,213	$13,333,130
Distributions reinvested	624,094	11,420,922	904,952	17,175,984
Repurchased	(1,368,825)	(28,281,993)	(2,166,731)	(35,825,428)
Net increase (decrease)	81,105	$336,167	(433,566)	$(5,316,314)
Class B shares
Sold	—	—	330	$3,899
Distributions reinvested	—	—	6,104	103,713
Repurchased	—	—	(91,294)	(1,349,750)
Net decrease	—	—	(84,860)	$(1,242,138)
Class C shares
Sold	108,611	$2,024,042	163,978	$2,421,059
Distributions reinvested	46,560	759,394	89,231	1,519,596
Repurchased	(430,395)	(7,853,837)	(610,416)	(8,800,255)
Net decrease	(275,224)	$(5,070,401)	(357,207)	$(4,859,600)
Class I shares
Sold	917,562	$19,224,601	314,711	$5,241,517
Distributions reinvested	66,151	1,207,917	142,752	2,700,864
Repurchased	(364,118)	(7,650,950)	(1,400,052)	(21,527,929)
Net increase (decrease)	619,595	$12,781,568	(942,589)	$(13,585,548)
Class R6 shares
Sold	19,802	$404,482	25,427	$450,991
Distributions reinvested	4,580	83,629	4,320	81,731
Repurchased	(27,167)	(494,179)	(2,358)	(34,126)
Net increase (decrease)	(2,785)	$(6,068)	27,389	$498,596
Class NAV shares
Sold	1,810,331	$39,434,682	3,081,710	$43,756,308
Distributions reinvested	1,110,030	20,258,040	1,643,553	31,079,593
Repurchased	(6,283,311)	(131,325,534)	(6,080,696)	(114,864,808)
Net decrease	(3,362,950)	$(71,632,812)	(1,355,433)	$(40,028,907)
Total net decrease	(2,940,259)	$(63,591,546)	(3,146,266)	$(64,533,911)
Affiliates of the fund owned 98% and 100% of shares of Class R6 and Class NAV, respectively, on October 31, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
ANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	29

On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.
Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$481,161
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $463,465,279 and $553,260,082, respectively, for the year ended October 31, 2021.
Note 8—Industry or sector risk
The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At October 31, 2021, funds within the John Hancock group of funds complex held 52.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Portfolio/Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	17.9%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	13.4%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	7.7%
Note 10—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	217,794	$199,276	$8,936,600	$(6,956,786)	$81	$(13)	$658	—	$2,179,158

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
30	JOHN HANCOCK Financial Industries Fund | ANNUAL REPORT

Note 11—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
ANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust II and Shareholders of John Hancock Financial Industries Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Financial Industries Fund (one of the funds constituting John Hancock Investment Trust II, referred to hereafter as the "Fund") as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 8, 2021
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
32	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | ANNUAL REPORT

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2021.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $35,319,647 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2021 Form 1099-DIV in early 2022. This will reflect the tax character of all distributions paid in calendar year 2021.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	33

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Financial Industries Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-24, 2021 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 25-26, 2021. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a videoconference meeting held on June 22-24, 2021, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
34	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | ANNUAL REPORT

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
ANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	35

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one- and three-year periods and underperformed its benchmark index for the five- and ten-year periods ended December 31, 2020. The Board also noted that the fund outperformed the peer group median for the one-, three-, five- and ten-year periods ended December 31, 2020. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the one-, three-, five- and ten-year periods and to the benchmark index for the one- and three-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are higher than the peer group median and net total expenses for the fund are lower than the peer group median.
36	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | ANNUAL REPORT

The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
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(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and
38	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | ANNUAL REPORT

present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
ANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	39

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
40	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	191
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
Charles L. Bardelis,[2] Born: 1941	2012	191
Trustee
Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).
James R. Boyle, Born: 1959	2015	191
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005–2010). Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2012	191
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham, Born: 1944	2005	191
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2012	191
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
ANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	41

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	191
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Steven R. Pruchansky, Born: 1944	2005	191
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	191
Trustee
Board Member, Oatly Group AB (plant-based drink company) (since 2021): Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001-2003); Chief Financial Officer and Secretary, Ben & Jerry’s Homemade, Inc. (1989-2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982-1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	191
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

42	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | ANNUAL REPORT

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	191
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	191
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
ANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	43

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
44	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Susan A. Curry
Ryan P. Lentell, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	45

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Opportunistic Fixed Income
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Financial Industries Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1901649	70A 10/21
12/2021

Annual report
John Hancock
Regional Bank Fund
U.S. equity
October 31, 2021

A message to shareholders
Dear shareholder,
U.S. stocks notched a strong advance during the 12 months ended October 31, 2021, as better-than-expected corporate earnings reports and continued economic recovery outweighed concerns over inflation, supply chain disruptions, and the spread of the highly infectious Delta variant of COVID-19. In addition, broadening authorization for COVID-19 vaccinations aided prospects for a return to more normal economic activities, offsetting concern over slowing economic momentum and wrangling in Washington over proposed spending bills.
As new variants of COVID-19 emerge, the markets could get increasingly volatile and economic disruptions may occur. In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Regional Bank Fund

2	Your fund at a glance
4	Manager’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
14	Financial statements
17	Financial highlights
21	Notes to financial statements
28	Report of independent registered public accounting firm
29	Tax information
30	Evaluation of advisory and subadvisory agreements by the Board of Trustees
37	Trustees and Officers
41	More information
ANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	1

Your fund at a glance
INVESTMENT OBJECTIVES

The fund seeks long-term capital appreciation. Moderate income is a secondary objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/2021 (%)

The S&P Composite 1500 Banks Index tracks the performance of publicly traded large and mid-cap banking companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK REGIONAL BANK FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

A new phase of the pandemic brings economic healing
Most U.S. regional bank stocks generated sharply positive returns as the economy began to recover from the shock of the COVID-19 pandemic, bolstered by massive fiscal and monetary stimulus.
Larger banks generally outperformed smaller banks
While small and midsize banks generally underperformed larger, diversified banks, the industry, as represented by the fund’s benchmark, the S&P Composite 1500 Banks Index, outperformed the broader market.
The fund underperformed its benchmark
Due to its focus on small and midsize banks, the fund underperformed its benchmark, whose biggest components include large, diversiﬁed banks.
INDUSTRY COMPOSITION AS OF 10/31/2021 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	3

Manager’s discussion of fund performance
How would you describe economic and market conditions during the 12 months ended October 31, 2021?
In the wake of the shock triggered by the COVID-19 pandemic in early 2020, the economy was in recovery mode throughout the period covered by this report. Massive fiscal and monetary stimulus measures implemented in response to the pandemic helped to fuel this recovery, and the development and deployment of vaccines helped the U.S. labor market to begin healing, producing strong jobs growth. A $1.9 trillion congressional stimulus package approved in March 2021 bolstered consumer confidence and wallets, further aiding the outlook for growth. However, the subsequent spread of the coronavirus’ highly contagious Delta variant prompted a more measured lifting of economic restrictions in some regions, slowing the pace of recovery and weighing on financial markets. Supply chain disruptions in many segments of the economy also weighed on the growth outlook, driving consumer prices higher and fueling expectations that accommodative monetary policies would need to be tightened to address concerns about excessive inflation.
Despite these issues, the strong overall recovery produced positive investor sentiment for stocks, and especially for U.S. banks, which outperformed the broader market, as measured by the stronger return of the fund’s benchmark compared with the broad-based S&P 500 Index’s result. Banks’ earnings rebounded, and the
TOP 10 HOLDINGS AS OF 10/31/2021 (% of net assets)
Regions Financial Corp.	3.1
KeyCorp	3.1
Citizens Financial Group, Inc.	3.1
SVB Financial Group	3.0
Bank of America Corp.	2.9
Huntington Bancshares, Inc.	2.9
Western Alliance Bancorp	2.8
Truist Financial Corp.	2.8
The PNC Financial Services Group, Inc.	2.8
Pinnacle Financial Partners, Inc.	2.7
TOTAL	29.2
Cash and cash equivalents are not included.
4	JOHN HANCOCK REGIONAL BANK FUND | ANNUAL REPORT

outlook for loan growth and credit expenses improved materially relative to expectations in 2020. Bank operating efficiency also improved throughout the period covered by this report.
How did the fund perform?
Although it generated a positive return, the fund underperformed its benchmark, as the small- and mid-cap regional banks, where the fund is overweight, generally underperformed larger-cap banks. While some of these larger-cap names are big positions in the fund, they were substantially underweight relative to the benchmark. Within the small- and mid-cap areas that the fund primarily targets, our overall stock selection contributed to performance relative to the benchmark, helping to mitigate the negative effect of the underweight in large banks.
At the individual security level, some of the key detractors from relative performance were positions in Nicolet Bankshares, Inc., M&T Bank Corp., and Old National Bancorp. As for large-cap banks, the fund had no exposure to Wells Fargo & Company, which outperformed and had a significantly negative impact on the fund’s relative results.
On the positive side, top contributors included Western Alliance Bancorp, U.S. Bancorp, Pinnacle Financial Partners, Inc., PacWest Bancorp, and Hancock Whitney Corp.
What is your outlook for the banking industry?
We view U.S. banks as undervalued relative to the industry’s history and relative to the overall market. They are fundamentally strong with historically high levels of capital and liquidity. We believe loan growth is likely to continue accelerating into 2022, when we expect to see further growth in industry revenue and earnings.
MANAGED BY

Susan A. Curry
Ryan P. Lentell, CFA
The views expressed in this report are exclusively those of Susan A. Curry and Ryan P. Lentell, CFA, Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A	69.21	11.86	14.87	75.13	300.00
Class C	75.91	12.22	14.66	77.99	292.61
Class I1,2	78.68	13.36	15.64	87.16	327.52
Class R6[1,2]	78.86	13.39	15.65	87.47	328.13
Index 1†	85.45	16.43	15.92	113.96	338.08
Index 2†	42.91	18.93	16.21	137.90	349.39
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6
Gross (%)	1.26	1.96	0.96	0.85
Net (%)	1.25	1.95	0.95	0.84
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the S&P Composite 1500 Banks Index; Index 2 is the S&P 500 Index.
See the following page for footnotes.
6	JOHN HANCOCK REGIONAL BANK FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Regional Bank Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C3	10-31-11	39,261	39,261	43,808	44,939
Class I1,2	10-31-11	42,752	42,752	43,808	44,939
Class R6[1,2]	10-31-11	42,813	42,813	43,808	44,939
The S&P Composite 1500 Banks Index tracks the performance of publicly traded large and mid-cap banking companies in the United States.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class I and Class R6 shares were first offered on 9-9-16 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectus.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2021, with the same investment held until October 31, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on May 1, 2021, with the same investment held until October 31, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK REGIONAL BANK FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 5-1-2021	Ending value on 10-31-2021	Expenses paid during period ended 10-31-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,064.60	$6.30	1.21%
	Hypothetical example	1,000.00	1,019.10	6.16	1.21%
Class C	Actual expenses/actual returns	1,000.00	1,060.90	9.92	1.91%
	Hypothetical example	1,000.00	1,015.60	9.70	1.91%
Class I	Actual expenses/actual returns	1,000.00	1,066.10	4.74	0.91%
	Hypothetical example	1,000.00	1,020.60	4.63	0.91%
Class R6	Actual expenses/actual returns	1,000.00	1,066.70	4.22	0.81%
	Hypothetical example	1,000.00	1,021.10	4.13	0.81%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	9

Fund’s investments
AS OF 10-31-21
	Shares	Value
Common stocks 99.2%		$1,317,310,146
(Cost $589,234,896)
Financials 99.2%		1,317,310,146
Banks 94.8%
1st Source Corp.	155,700	7,517,196
American Business Bank (A)	166,552	6,986,856
Ameris Bancorp	347,239	18,191,851
Atlantic Capital Bancshares, Inc. (A)	339,810	9,348,173
Atlantic Union Bankshares Corp.	376,427	13,502,436
Bank of America Corp.	819,386	39,150,263
Bank of Marin Bancorp	248,214	9,459,436
Bar Harbor Bankshares	217,096	6,447,751
BayCom Corp. (A)	266,008	5,024,891
Bryn Mawr Bank Corp.	273,273	12,663,471
Business First Bancshares, Inc.	225,884	6,026,585
C&F Financial Corp.	33,954	1,737,426
Cadence Bank	402,508	11,680,773
California BanCorp (A)	187,263	3,333,281
Cambridge Bancorp	118,229	10,854,604
Camden National Corp.	118,126	5,622,798
CB Financial Services, Inc.	78,945	1,894,680
Central Valley Community Bancorp	136,610	2,913,891
Citizens Community Bancorp, Inc.	314,070	4,271,352
Citizens Financial Group, Inc.	857,277	40,617,784
City Holding Company	47,008	3,740,897
Civista Bancshares, Inc.	273,984	6,592,055
Coastal Financial Corp. (A)	273,620	10,411,241
Codorus Valley Bancorp, Inc.	112,418	2,460,830
Columbia Banking System, Inc.	373,876	12,760,388
Comerica, Inc.	395,464	33,650,032
ConnectOne Bancorp, Inc.	147,447	4,973,387
County Bancorp, Inc.	134,287	4,753,760
Cullen/Frost Bankers, Inc.	147,786	19,138,287
Eagle Bancorp Montana, Inc.	192,673	4,335,143
East West Bancorp, Inc.	242,740	19,292,975
Equity Bancshares, Inc., Class A	238,562	7,982,285
Evans Bancorp, Inc.	125,899	5,029,665
Farmers & Merchants Bancorp, Inc.	173,222	4,396,374
Farmers National Banc Corp.	225,119	4,011,621
Fifth Third Bancorp	808,054	35,174,591
First Business Financial Services, Inc.	196,522	5,738,442
First Community Corp.	215,244	4,330,709
First Financial Bancorp	532,515	12,663,207
10	JOHN HANCOCK REGIONAL BANK FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Horizon Corp.	997,354	$16,925,097
First Merchants Corp.	291,657	12,127,098
First Mid Bancshares, Inc.	95,475	4,113,063
First Northwest Bancorp	114,280	2,062,754
German American Bancorp, Inc.	171,841	6,773,972
Glacier Bancorp, Inc.	64,706	3,577,595
Great Southern Bancorp, Inc.	83,731	4,724,940
Great Western Bancorp, Inc.	344,237	11,721,270
Hancock Whitney Corp.	468,194	23,166,239
HBT Financial, Inc.	353,667	6,376,616
Heritage Commerce Corp.	1,057,515	12,679,605
Heritage Financial Corp.	169,274	4,204,766
Horizon Bancorp, Inc.	687,847	13,117,242
Huntington Bancshares, Inc.	2,463,216	38,771,020
Independent Bank Corp. (Massachusetts)	75,946	6,417,437
Independent Bank Corp. (Michigan)	244,342	5,505,025
JPMorgan Chase & Co.	208,436	35,411,192
KeyCorp	1,763,029	41,025,688
Landmark Bancorp, Inc.	51,103	1,463,590
Level One Bancorp, Inc.	191,504	6,015,141
Limestone Bancorp, Inc. (A)	49,952	911,624
Live Oak Bancshares, Inc.	179,837	16,037,864
M&T Bank Corp.	214,723	31,590,048
Metrocity Bankshares, Inc.	138,772	3,261,142
Mid Penn Bancorp, Inc.	98,939	2,772,271
MidWestOne Financial Group, Inc.	160,556	5,033,431
NBT Bancorp, Inc.	92,876	3,407,620
Nicolet Bankshares, Inc. (A)	171,224	12,309,293
Northrim BanCorp, Inc.	112,567	5,000,226
Ohio Valley Banc Corp.	57,791	1,610,057
Old National Bancorp	589,938	10,076,141
Old Second Bancorp, Inc.	594,493	8,049,435
Orange County Bancorp, Inc.	65,010	2,444,376
Pacific Premier Bancorp, Inc.	451,569	18,961,382
PacWest Bancorp	274,044	13,008,869
Pinnacle Financial Partners, Inc.	374,559	36,171,163
Plumas Bancorp	80,900	2,988,446
Popular, Inc.	169,226	13,781,765
QCR Holdings, Inc.	145,872	8,043,382
Red River Bancshares, Inc.	42,865	2,245,269
Regions Financial Corp.	1,751,436	41,474,004
Renasant Corp.	293,088	10,964,422
Sandy Spring Bancorp, Inc.	71,372	3,387,315
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	11

	Shares	Value
Financials (continued)
Banks (continued)
SB Financial Group, Inc.	186,073	$3,479,565
Shore Bancshares, Inc.	301,247	5,567,045
Sierra Bancorp	158,264	3,950,269
Southern First Bancshares, Inc. (A)	161,069	8,676,787
SouthState Corp.	50,113	3,913,324
Stock Yards Bancorp, Inc.	193,363	11,843,484
SVB Financial Group (A)	56,301	40,390,337
Synovus Financial Corp.	451,667	21,043,166
The Community Financial Corp.	143,153	5,456,992
The First Bancorp, Inc.	140,291	4,162,434
The First Bancshares, Inc.	183,758	7,396,260
The PNC Financial Services Group, Inc.	175,174	36,966,969
TriCo Bancshares	291,088	12,758,387
Truist Financial Corp.	587,523	37,290,085
U.S. Bancorp	563,716	34,031,535
Umpqua Holdings Corp.	219,316	4,485,012
Univest Financial Corp.	187,537	5,382,312
Washington Trust Bancorp, Inc.	173,748	9,497,066
Western Alliance Bancorp	324,012	37,614,553
Zions Bancorp NA	572,354	36,052,578
Thrifts and mortgage finance 4.4%
ESSA Bancorp, Inc.	82,804	1,345,565
Meridian Bancorp, Inc.	136,732	3,172,182
OP Bancorp	391,274	4,335,316
Premier Financial Corp.	545,901	17,403,324
Provident Financial Holdings, Inc.	168,339	2,870,180
Riverview Bancorp, Inc.	14,515	107,266
Southern Missouri Bancorp, Inc.	199,964	10,878,042
Timberland Bancorp, Inc.	147,092	4,081,803
WSFS Financial Corp.	285,042	14,768,026

	Par value^	Value
Short-term investments 0.9%		$11,004,000
(Cost $11,004,000)
Repurchase agreement 0.9%		11,004,000
Repurchase Agreement with State Street Corp. dated 10-29-21 at 0.000% to be repurchased at $11,004,000 on 11-1-21, collateralized by $10,613,300 U.S. Treasury Notes, 2.500% due 5-15-24 (valued at $11,224,160)	11,004,000	11,004,000

Total investments (Cost $600,238,896) 100.1%	$1,328,314,146
Other assets and liabilities, net (0.1%)	(744,423)
Total net assets 100.0%	$1,327,569,723

12	JOHN HANCOCK REGIONAL BANK FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
At 10-31-21, the aggregate cost of investments for federal income tax purposes was $602,066,845. Net unrealized appreciation aggregated to $726,247,301, of which $728,841,757 related to gross unrealized appreciation and $2,594,456 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-21

Assets
Unaffiliated investments, at value (Cost $600,238,896)	$1,328,314,146
Cash	798
Dividends receivable	1,230,831
Receivable for fund shares sold	716,573
Receivable for investments sold	1,310,411
Other assets	63,683
Total assets	1,331,636,442
Liabilities
Payable for investments purchased	1,569,620
Payable for fund shares repurchased	1,787,457
Payable to affiliates
Accounting and legal services fees	69,139
Transfer agent fees	124,342
Distribution and service fees	294,672
Other liabilities and accrued expenses	221,489
Total liabilities	4,066,719
Net assets	$1,327,569,723
Net assets consist of
Paid-in capital	$548,736,731
Total distributable earnings (loss)	778,832,992
Net assets	$1,327,569,723

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($839,198,621 ÷ 24,636,673 shares)[1]	$34.06
Class C ($123,233,166 ÷ 3,817,970 shares)[1]	$32.28
Class I ($344,758,372 ÷ 10,125,774 shares)	$34.05
Class R6 ($20,379,564 ÷ 598,515 shares)	$34.05
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$35.85

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK Regional Bank Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 10-31-21

Investment income
Dividends	$30,974,348
Interest	740
Total investment income	30,975,088
Expenses
Investment management fees	9,104,606
Distribution and service fees	3,265,901
Accounting and legal services fees	186,099
Transfer agent fees	1,347,718
Trustees’ fees	18,602
Custodian fees	122,293
State registration fees	92,342
Printing and postage	30,612
Professional fees	69,397
Other	47,783
Total expenses	14,285,353
Less expense reductions	(104,089)
Net expenses	14,181,264
Net investment income	16,793,824
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	54,269,512
54,269,512
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	533,391,736
533,391,736
Net realized and unrealized gain	587,661,248
Increase in net assets from operations	$604,455,072
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-21	Year ended 10-31-20
Increase (decrease) in net assets
From operations
Net investment income	$16,793,824	$24,728,732
Net realized gain	54,269,512	11,000,187
Change in net unrealized appreciation (depreciation)	533,391,736	(392,098,366)
Increase (decrease) in net assets resulting from operations	604,455,072	(356,369,447)
Distributions to shareholders
From earnings
Class A	(12,471,331)	(16,388,016)
Class B	—	(29,384)[1]
Class C	(1,195,817)	(2,527,103)
Class I	(5,873,204)	(9,785,449)
Class R6	(291,335)	(120,150)
Total distributions	(19,831,687)	(28,850,102)
From fund share transactions	(55,597,756)	(450,478,112)
Total increase (decrease)	529,025,629	(835,697,661)
Net assets
Beginning of year	798,544,094	1,634,241,755
End of year	$1,327,569,723	$798,544,094

[1]	Share class was redesignated during the year. Refer to Note 5 for further details.
16	JOHN HANCOCK Regional Bank Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$19.47	$26.12	$26.12	$27.34	$20.88
Net investment income[1]	0.42	0.49	0.40	0.22	0.15
Net realized and unrealized gain (loss) on investments	14.66	(6.58)	0.18[2]	(0.85)	7.08
Total from investment operations	15.08	(6.09)	0.58	(0.63)	7.23
Less distributions
From net investment income	(0.41)	(0.49)	(0.39)	(0.21)	(0.14)
From net realized gain	(0.08)	(0.07)	(0.19)	(0.38)	(0.63)
Total distributions	(0.49)	(0.56)	(0.58)	(0.59)	(0.77)
Net asset value, end of period	$34.06	$19.47	$26.12	$26.12	$27.34
Total return (%)[3,4]	78.08	(23.24)	2.47	(2.46)	34.96
Ratios and supplemental data
Net assets, end of period (in millions)	$839	$515	$845	$1,066	$1,120
Ratios (as a percentage of average net assets):
Expenses before reductions	1.22	1.24	1.24	1.22	1.24
Expenses including reductions	1.21	1.23	1.23	1.21	1.24
Net investment income	1.41	2.30	1.58	0.76	0.57
Portfolio turnover (%)	10	1	4	3	4

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	17

CLASS C SHARES Period ended	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$18.46	$24.79	$24.79	$25.98	$19.90
Net investment income (loss)[1]	0.20	0.32	0.21	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	13.91	(6.24)	0.19[2]	(0.81)	6.74
Total from investment operations	14.11	(5.92)	0.40	(0.79)	6.71
Less distributions
From net investment income	(0.21)	(0.34)	(0.21)	(0.02)	—[3]
From net realized gain	(0.08)	(0.07)	(0.19)	(0.38)	(0.63)
Total distributions	(0.29)	(0.41)	(0.40)	(0.40)	(0.63)
Net asset value, end of period	$32.28	$18.46	$24.79	$24.79	$25.98
Total return (%)[4,5]	76.91	(23.85)	1.81	(3.14)	33.99
Ratios and supplemental data
Net assets, end of period (in millions)	$123	$84	$191	$283	$237
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93	1.96	1.94	1.92	1.94
Expenses including reductions	1.92	1.95	1.93	1.91	1.93
Net investment income (loss)	0.70	1.54	0.88	0.06	(0.13)
Portfolio turnover (%)	10	1	4	3	4

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
18	JOHN HANCOCK Regional Bank Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$19.45	$26.12	$26.12	$27.34	$20.87
Net investment income[1]	0.50	0.55	0.48	0.30	0.22
Net realized and unrealized gain (loss) on investments	14.67	(6.59)	0.17[2]	(0.85)	7.10
Total from investment operations	15.17	(6.04)	0.65	(0.55)	7.32
Less distributions
From net investment income	(0.49)	(0.56)	(0.46)	(0.29)	(0.22)
From net realized gain	(0.08)	(0.07)	(0.19)	(0.38)	(0.63)
Total distributions	(0.57)	(0.63)	(0.65)	(0.67)	(0.85)
Net asset value, end of period	$34.05	$19.45	$26.12	$26.12	$27.34
Total return (%)[3]	78.68	(23.06)	2.78	(2.18)	35.41
Ratios and supplemental data
Net assets, end of period (in millions)	$345	$196	$591	$1,120	$523
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	0.96	0.95	0.93	0.93
Expenses including reductions	0.92	0.95	0.94	0.92	0.92
Net investment income	1.68	2.49	1.88	1.05	0.87
Portfolio turnover (%)	10	1	4	3	4

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	19

CLASS R6 SHARES Period ended	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17[1]
Per share operating performance
Net asset value, beginning of period	$19.45	$26.13	$26.13	$27.34	$24.81
Net investment income[2]	0.51	0.57	0.50	0.32	0.04
Net realized and unrealized gain (loss) on investments	14.69	(6.60)	0.18[3]	(0.83)	2.57
Total from investment operations	15.20	(6.03)	0.68	(0.51)	2.61
Less distributions
From net investment income	(0.52)	(0.58)	(0.49)	(0.32)	(0.08)
From net realized gain	(0.08)	(0.07)	(0.19)	(0.38)	—
Total distributions	(0.60)	(0.65)	(0.68)	(0.70)	(0.08)
Net asset value, end of period	$34.05	$19.45	$26.13	$26.13	$27.34
Total return (%)[4]	78.86	(22.99)	2.89	(2.05)	10.52[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$4	$4	$5	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83	0.85	0.83	0.82	0.84[7]
Expenses including reductions	0.82	0.84	0.82	0.81	0.83[7]
Net investment income	1.69	2.75	2.00	1.14	0.91[7]
Portfolio turnover (%)	10	1	4	3	4[8]

[1]	The inception date for Class R6 shares is 8-30-17.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 11-1-16 to 10-31-17.
20	JOHN HANCOCK Regional Bank Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Regional Bank Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation. Moderate income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
ANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	21

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2021, by major security category or type:
	Total value at 10-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$1,317,310,146	$1,317,310,146	—	—
Short-term investments	11,004,000	—	$11,004,000	—
Total investments in securities	$1,328,314,146	$1,317,310,146	$11,004,000	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
22	JOHN HANCOCK Regional Bank Fund | ANNUAL REPORT

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended October 31, 2021, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2021 were $9,507.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2021 and 2020 was as follows:
	October 31, 2021	October 31, 2020
Ordinary income	$16,882,738	$24,611,035
Long-term capital gains	2,948,949	4,239,067
Total	$19,831,687	$28,850,102
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2021, the components of distributable earnings on a tax basis consisted of $2,634,897 of undistributed ordinary income and $49,950,794 of undistributed long-term capital gains.
ANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	23

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s average daily net assets; (b) 0.750% of the next $500 million of the fund’s average daily net assets; (c) 0.735% of the next $1 billion of the fund’s average daily net assets; and (d) 0.725% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$65,623
Class C	9,929
Class I	27,212
Class	Expense reduction
Class R6	$1,325
Total	$104,089

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2021, were equivalent to a net annual effective rate of 0.76% of the fund’s average daily net assets.
24	JOHN HANCOCK Regional Bank Fund | ANNUAL REPORT

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2021, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $478,946 for the year ended October 31, 2021. Of this amount, $78,464 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $400,482 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2021, CDSCs received by the Distributor amounted to $452 and $6,600 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,134,302	$860,127
Class C	1,131,599	130,275
Class I	—	355,902
Class R6	—	1,414
Total	$3,265,901	$1,347,718
ANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	25

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2021 and 2020 were as follows:
	Year Ended 10-31-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,202,395	$64,979,935	1,754,591	$35,357,635
Distributions reinvested	416,142	11,385,535	779,609	15,062,435
Repurchased	(4,426,604)	(127,286,326)	(8,428,281)	(173,333,360)
Net decrease	(1,808,067)	$(50,920,856)	(5,894,081)	$(122,913,290)
Class B shares
Sold	—	—	359	$7,078
Distributions reinvested	—	—	1,412	27,888
Repurchased	—	—	(113,467)	(2,151,337)
Net decrease	—	—	(111,696)	$(2,116,371)
Class C shares
Sold	578,000	$16,290,160	375,706	$7,164,806
Distributions reinvested	45,682	1,132,057	122,935	2,315,470
Repurchased	(1,338,951)	(35,241,594)	(3,689,655)	(69,730,940)
Net decrease	(715,269)	$(17,819,377)	(3,191,014)	$(60,250,664)
Class I shares
Sold	4,470,775	$132,000,680	4,405,838	$88,396,308
Distributions reinvested	186,706	5,190,641	425,108	8,520,938
Repurchased	(4,616,767)	(135,162,612)	(17,360,048)	(362,804,445)
Net increase (decrease)	40,714	$2,028,709	(12,529,102)	$(265,887,199)
Class R6 shares
Sold	451,687	$12,592,213	53,560	$1,164,228
Distributions reinvested	10,277	291,335	6,409	120,150
Repurchased	(64,274)	(1,769,780)	(28,400)	(594,966)
Net increase	397,690	$11,113,768	31,569	$689,412
Total net decrease	(2,084,932)	$(55,597,756)	(21,694,324)	$(450,478,112)
Affiliates of the fund owned 10.8% of shares of Class R6 on October 31, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
26	JOHN HANCOCK Regional Bank Fund | ANNUAL REPORT

On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount shares repurchased of the terminated class and the amount shares sold of the redesignated class.
Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$692,110
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $116,638,618 and $182,470,668, respectively, for the year ended October 31, 2021.
Note 7—Industry or sector risk
The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
ANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust II and Shareholders of John Hancock Regional Bank Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Regional Bank Fund (one of the funds constituting John Hancock Investment Trust II, referred to hereafter as the "Fund") as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 8, 2021
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
28	JOHN HANCOCK REGIONAL BANK FUND | ANNUAL REPORT

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2021.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $5,800,271 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2021 Form 1099-DIV in early 2022. This will reflect the tax character of all distributions paid in calendar year 2021.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	29

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Regional Bank Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-24, 2021 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 25-26, 2021. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a videoconference meeting held on June 22-24, 2021, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
30	JOHN HANCOCK REGIONAL BANK FUND | ANNUAL REPORT

non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
ANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	31

(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-year period and underperformed for the three-, five- and ten-year periods ended December 31, 2020. The Board also noted that the fund outperformed the peer group median for the ten-year period and underperformed the peer group median for the one-, three- and five-year periods ended December 31, 2020. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to its benchmark index for the one-year period and to the peer group for the ten-year period. The Board took into account management’s discussion of the factors that contributed to the fund’s underperformance relative to its benchmark index for the three-, five- and ten-year periods and to the peer group for the one-, three- and five-year periods including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader
32	JOHN HANCOCK REGIONAL BANK FUND | ANNUAL REPORT

group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are higher than the peer group median and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
ANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	33

(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process.
34	JOHN HANCOCK REGIONAL BANK FUND | ANNUAL REPORT

The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
ANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	35

* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
36	JOHN HANCOCK REGIONAL BANK FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	191
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
Charles L. Bardelis,[2] Born: 1941	2012	191
Trustee
Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).
James R. Boyle, Born: 1959	2015	191
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005–2010). Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2012	191
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham, Born: 1944	2005	191
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2012	191
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
ANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	37

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	191
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Steven R. Pruchansky, Born: 1944	2005	191
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	191
Trustee
Board Member, Oatly Group AB (plant-based drink company) (since 2021): Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001-2003); Chief Financial Officer and Secretary, Ben & Jerry’s Homemade, Inc. (1989-2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982-1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	191
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

38	JOHN HANCOCK REGIONAL BANK FUND | ANNUAL REPORT

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	191
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	191
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
ANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	39

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
40	JOHN HANCOCK REGIONAL BANK FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Susan A. Curry
Ryan P. Lentell, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	41

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Opportunistic Fixed Income
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Regional Bank Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1901694	01A 10/21
12/2021

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2021, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended October 31, 2021 and 2020. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	October 31, 2021	October 31, 2020
John Hancock Financial Industries Fund	$41,113	$40,115
John Hancock Regional Bank Fund	41,113	40,115
Total	$82,226	$80,230

(b) Audit-Related Services

Audit-related service fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	October 31, 2021	October 31, 2020
John Hancock Financial Industries Fund	$771	$604
John Hancock Regional Bank Fund	771	$604
Total	$1,542	$1,208

In addition, amounts billed to control affiliates for service provider internal controls reviews were $119,500 and $116,000 for the fiscal years ended October 31, 2021 and 2020, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to the following for the fiscal years ended October 31, 2021 and 2020. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	October 31, 2021	October 31, 2020
John Hancock Financial Industries Fund	$5,164	$5,087

John Hancock Regional Bank Fund	5,164	5,087
Total	$10,328	$10,174

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended October 31, 2021 and 2020 amounted to the following:

Fund	October 31, 2021	October 31,	2020
John Hancock Financial Industries Fund	$ 271		$89
John Hancock Regional Bank Fund	271		89
Total	$542		$178

The nature of the services comprising all other fees is advisory services provided to the investment manager.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant, for the fiscal year ended October 31, 2021, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's accountant for non- audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended October 31, 2021 and 2020 amounted to the following:

Trust	October 31, 2021	October 31, 2020
John Hancock Investment Trust II	$1,039,399	$1,137,131

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman

Charles L. Bardelis

Frances G. Rathke

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Nominating and Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	December 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	December 8, 2021
By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	December 8, 2021